Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2022
Related Party Transactions and Balances [Absract]
Related Party Transactions and Balances

15. Related Party Transactions and Balances

Related Parties:

Name of related parties	Relationship with the Company
Yangzhou Yada Powder Metallurgy Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu
Jiangsu Zhida Pharmaceutical Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu
Yangzhou Meihua Import and Export Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu

Related Party Sales

The Company sells products to its related parties and the sales amount from related parties for 2022, 2021 and 2020 are as follows:

Sales:

	For the Year Ended December 31,
Name of related party	2022	2021	2020
Yangzhou Meihua Import and Export Co., Ltd.	$18,780	$51,750	$71,885
Yangzhou Yada Powder Metallurgy Co., Ltd.	-	347,737	669,583
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	10,416	176,414	67,101
Jiangsu Zhida Pharmaceutical Co., Ltd.	-	-	8,038
Total	$29,196	$575,901	$816,607